Schedule of lease liabilities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current lease liabilities, Beginning balance	£ 765,758	£ 442,702
Current lease liabilities, Cash flows	(762,150)	(122,469)
Current lease liabilities, New leases
Current lease liabilities, Other	324,425	445,525
Current lease liabilities, Ending balance	328,033	765,758
Convertible loan notes, Beginning balance	13,731,864
Convertible loan notes, Cash flows	(2,632,324)	6,383,659
Convertible loan notes, New leases
Convertible loan notes, Other	(10,443,617)	7,348,205
Current convertible loan, Ending balance	655,923	13,731,864
Non-current lease liabilities, Beginning balance	2,136,875	2,582,400
Non-current lease liabilities, Cash flows
Non-current lease liabilities, New lease
Non-current lease liabilities, Other	(324,425)	(445,525)
Non-current lease liabilities, Ending balance	1,812,450	2,136,875
Lease liabilities, Beginning balance	16,634,497	3,025,102
Lease liabilities, Cash flows	(3,394,474)	6,261,190
Lease liabilities, New leases
Lease liabilities, Other	(10,443,617)	7,348,205
Lease liabilities, Ending balance	£ 2,796,406	£ 16,634,497